TD Waterhouse Family of Funds, Inc.
                                 100 Wall Street
                            New York, New York 10005


December 30, 2002

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C.  20549

           RE:    TD Waterhouse Family of Funds, Inc.
                  File Nos. 33-96132/811-9086
                  Rule 497(j) Filing
                  ----------------------------------

Dear Sir or Madam:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Family of Funds, Inc. (the "Company") certifies that the form of Prospectus and Statement of Additional Information dated December 26, 2002 that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 12 to the Company's Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission (Accession No. 0001089355-02-000659) on December 23, 2002.

           Please call the undersigned at (212) 907-6132 if you have any questions with respect to this certification.

Sincerely,

/s/ Jennifer A. Bailey
-----------------------
Jennifer A. Bailey
Vice President and Secretary